Nature of Operations and Organization - Additional Information (Details)			12 Months Ended
	Jan. 18, 2025 shares	Jan. 15, 2025 USD ($) shares	Dec. 31, 2024 USD ($) System Segment	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Aug. 14, 2025 $ / shares	Jun. 20, 2024
Product Information [Line Items]
Number of operating active systems | System			4,300
Number of reportable segments | Segment			2
Number of operating segments | Segment			2
Segment Reporting, CODM, Profit (Loss) Measure, How Used, Description			The CODM assesses segment performances and allocates resources based on profitability. The CODM evaluates operating performance and decides how to allocate resources based on segment profit or loss, which is equivalent to segment income from operations, as well as Adjusted EBITDA, a non-GAAP measure defined as adjusted earnings before income taxes, depreciation and amortization. The CODM uses the segment profit or loss for each segment predominantly in the annual budget and forecasting process. The CODM considers quarter-to-quarter variances on a sequential basis when making decisions about the allocation of operating and capital resources to each segment.
Allowance for credit losses			$ 1,169,000	$ 1,259,000
Inventory write down			1,809,000	2,510,000	$ 335,000
Impairment charges of long-lived assets			0	0	0
Internally developed software amortization expense			400,000	0	0
Impairment of goodwill			0	0	0
Impairment of intangible assets			0	0	0
Income tax provision (benefit)			$ 1,171,000	379,000	283,000
Open tax year			2017
Change in Accounting Principle, Accounting Standards Update, Adopted [true false]			true
Accounting Standards Update [Extensible Enumeration]			us-gaap:AccountingStandardsUpdate202307Member
Change in Accounting Principle, Accounting Standards Update, Immaterial Effect [true false]			true
Voting rights of common stock		(i) for Class A common stock, with each share of its Class A common stock entitling its holder to one vote per share on all matters presented to our stockholders generally; and (ii) for Class B common stock, with each share of our Class B common stock entitling its holder to one vote per share on all matters presented to our stockholders generally, any that shares of our Class B common stock may only be held by the pre-IPO members of Flowco LLC whose membership interests did not get redeemed in connection with the IPO (“Continuing Equity Owners”) and their respective permitted transferees.
Common stock, par value (in dollars per share) | $ / shares						$ 0.0001
Flowco LLC
Product Information [Line Items]
Voting membership interest		100.00%
Class A Common Stock | IPO
Product Information [Line Items]
Shares issued, new issues | shares		20,470,000
Net proceeds from issuance of initial public offering		$ 461,800,000
Class B Common Stock
Product Information [Line Items]
Shares issued, new issues | shares		64,823,042
State and Local Jurisdiction [Member] | Texas Margin Tax [Member]
Product Information [Line Items]
Income tax provision (benefit)			$ 1,200,000	$ 400,000	$ 300,000
Customer One | Trade Accounts Receivable | Customer Concentration Risk
Product Information [Line Items]
Concentration risk, percentage				39.00%
Customer One | Consolidated Revenue | Customer Concentration Risk
Product Information [Line Items]
Concentration risk, percentage			11.00%	17.00%
Vendor One | Consolidated Revenue | Customer Concentration Risk
Product Information [Line Items]
Concentration risk, percentage				32.00%
Vendor Two | Consolidated Revenue | Customer Concentration Risk
Product Information [Line Items]
Concentration risk, percentage					22.00%
LLC Interests Held by Certain of Existing Indirect Owners of Flowco LLC | Class A Common Stock
Product Information [Line Items]
Shares issued for acquisition | shares		5,251,620
Contribution Agreement | Merging Entities
Product Information [Line Items]
Percentage of acquired interests							100.00%
Omnibus Agreement | Flowco LLC
Product Information [Line Items]
Rescission of interests | shares	1,057,629
Shares issued, new issues | shares	1,057,629
Omnibus Agreement | Class A Common Stock | White Deer Affiliates
Product Information [Line Items]
Shares issued, new issues | shares	1,057,629